GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Changes in goodwill
Goodwill at beginning of period	¥ 469,076		¥ 448,584
Goodwill acquired	21,910		20,492
Goodwill at end of period	490,986	$ 70,526	469,076	¥ 448,584
Impairment losses	0		0	0
Express delivery
Changes in goodwill
Goodwill at beginning of period	241,623		241,623
Goodwill at end of period	241,623	34,707	241,623	241,623
Freight delivery
Changes in goodwill
Goodwill at beginning of period	5,580		5,580
Goodwill at end of period	5,580	802	5,580	5,580
Store+
Changes in goodwill
Goodwill at beginning of period	201,668		181,176
Goodwill acquired			20,492
Goodwill at end of period	201,668	28,968	201,668	181,176
Other
Changes in goodwill
Goodwill at beginning of period	20,205		20,205
Goodwill acquired	21,910
Goodwill at end of period	¥ 42,115	$ 6,049	¥ 20,205	¥ 20,205